Employee-related expenditure	12 Months Ended
Jun. 30, 2019
Employee-related expenditure
Employee-related expenditure

4Employee-related expenditure

		2019	2018	2017
for the year ended 30 June	Note	Rm	Rm	Rm

Analysis of employee costs
Labour		30 706	28 448	26 646
salaries, wages and other employee-related expenditure		28 665	26 388	24 814
post-retirement benefits		2 041	2 060	1 832
Share-based payment expenses		1 219	1 565	226
equity-settled	35	1 659	910	463
cash-settled	34	(440)	655	(237)

Total employee-related expenditure		31 925	30 013	26 872
Costs capitalised to projects		(1 997)	(2 545)	(2 455)

Per income statement		29 928	27 468	24 417

The total number of permanent and non-permanent employees, in approved positions, including the group’s share of employees within joint operation entities and excluding contractors, joint ventures’ and associates’ employees, is analysed below:

	2019	2018	2017
for the year ended 30 June	Number	Number	Number

Permanent employees	31 112	31 020	30 600
Non-permanent employees	317	250	300

	31 429	31 270	30 900

The number of employees by area of employment is analysed as follows:

	2019	2018	2017
for the year ended 30 June	Number	Number	Number

Business segmentation
 Mining	7 402	7 471	7 483
 Exploration and Production International	419	430	416
 Energy	5 118	5 069	5 008
 Base Chemicals	8 090	7 724	7 438
 Performance Chemicals	5 667	5 600	5 435
 Group Functions	4 733	4 976	5 120

Total operations*	31 429	31 270	30 900

*	Increase mainly due to LCCP.

Accounting policies:

Remuneration of employees is charged to the income statement, except where it is capitalised to projects in line with the accounting policy for assets under construction.

Short-term employee benefits

Short-term employee benefits includes salaries, wages and costs of temporary employees, paid vacation leave, sick leave and incentive bonuses.

Long-term employee benefits

Long-term employee benefits are those benefits that are expected to be wholly settled more than 12 months after the end of the annual reporting period, in which the services have been rendered and are discounted to their present value.

Post-retirement benefits

Further information on these benefits is provided in Note 33, and include defined benefit contribution plans, as well as defined benefit plans.